Business Acquisitions - Allocation of Purchase Price (Detail) - USD ($) $ in Thousands	May. 28, 2015	Feb. 16, 2015	Dec. 31, 2015	Dec. 31, 2014
Identifiable assets acquired and liabilities assumed
Goodwill (b+c-a)			$ 75,969	$ 66,045
CECEP Solar Energy (Luxembourg) Private Limited Company (S.a.r.l.)
Identifiable assets acquired and liabilities assumed
Cash and cash equivalents		$ 1,389
Accounts receivable		394
Other receivable		1,137
Property, plant and equipment net		11,041
Deferred tax asset		180
Accounts payable		(244)
Income tax payable		(130)
Other accrued liabilities		(1,234)
Loans payable		(884)
Identifiable net assets acquired (a)		11,649
Consideration (b)		11,830
Non-controlling interests (c)		1,236
Goodwill (b+c-a)		$ 1,417
Solar Juice Pty Ltd.
Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	$ 1,037
Accounts receivable	6,124
Inventories, net	14,728
Prepaid expenses and other current assets	263
Other current assets	525
Intangible assets	4,579
Property, plant and equipment net	301
Deferred tax asset	295
Accounts payable	(10,934)
Accrued liabilities	(534)
Prepaid income tax	89
Advance from customers	(230)
Short term borrowings	(4,305)
Deferred tax liability	(1,889)
Identifiable net assets acquired (a)	10,049
Consideration (b)	15,578
Non-controlling interests (c)	2,709
Goodwill (b+c-a)	$ 8,238